Average Annual Total Returns - Class D Shares - Janus Henderson Global Life Sciences Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	25.55%	12.71%	18.69%	12.37%	Dec. 31, 1998	23.30%	11.13%	16.94%	11.61%	Dec. 31, 1998	16.58%	9.77%	15.39%	10.77%	Dec. 31, 1998	13.52%	9.87%	13.45%	6.88%	18.40%	15.22%	13.88%	7.23%